Material accounting policies - Estimated Useful Lives of Assets and Considering Residual Value (Detail)	12 Months Ended
Dec. 31, 2024
Airframe and core engines
Disclosure of detailed information about property, plant and equipment [line items]
Estimate useful life (years)	27 years
Residual Value	0.15
Major maintenance events | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimate useful life (years)	3 years
Major maintenance events | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimate useful life (years)	16 years
Conversion to freighter
Disclosure of detailed information about property, plant and equipment [line items]
Estimate useful life (years)	10 years
Estimated useful lives	Lesser of 10 years and remaining useful life of the aircraft
Cabin refurbishment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Lesser of remaining useful life of the aircraft and estimated useful life of the refurbishment
Ground equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimate useful life (years)	10 years
Furniture, fixture, equipment and other | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimate useful life (years)	5 years
Furniture, fixture, equipment and other | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimate useful life (years)	10 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Lesser of remaining lease term and estimated useful life of the leasehold improvement